Document and Entity Information	Sep. 30, 2025
Details
Registrant CIK	0001811999
Registrant Name	FARMHOUSE, INC. /NV
SEC Form	S-1/A
Tax Identification Number (TIN)	47-4145514
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	548 Market Street
Entity Address, Address Line Two	Suite 90355
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	890-6121
Amendment Flag	false